COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

Collaboration Agreement

The Company entered into a collaboration agreement with a hospital located in Canada. As of December 31, 2024 and 2023, the Company recorded $0 and $0, respectively, for the annual royalty payable accrued under the terms of the collaboration agreement.

Agreements

On November 16, 2021, the Company entered into a consulting agreement for a term of three years to advise the Company and its Ketadash Subsidiary in establishing services to be provided in California. The Company will pay the consultant a percentage of gross profits as follows: (i) 10% of gross profits up to $1,000,000, (ii) 7.5% of gross profits from $1,000,001 to $5,000,000, and (iii) 5% for gross profits exceeding $5,000,001. As of December 31, 2024 and the date of this filing, no amounts have been earned under this contract.

Medical Advisory Board Agreements

During the period ended December 31, 2020, the Company entered into medical advisory board agreements with four members for a term of one year each. As consideration for the services to be rendered, the Company agreed to pay $45,000 in cash and $155,000 worth of stock in common stock. As of December 31, 2024 and 2023, the Company has accrued $120,001 in relation to these agreements.